Property and equipment, net	6 Months Ended
Jun. 30, 2025
Property and equipment, net
Property and equipment, net

Note 5 — Property and equipment, net

Property and equipment, net, consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Motor vehicle	917,135	496,184	69,265
Office equipment	289,688	730,075	101,915
Leasehold improvement	—	151,600	21,162
Subtotal	1,206,823	1,377,859	192,342
Less: accumulated depreciation	(625,973)	(602,679)	(84,131)
Property and equipment, net	580,850	775,180	108,211

Depreciation expenses for the six months ended June 30, 2024 and 2025 amounted to RMB71,273 and RMB156,110 (US$21,792), respectively.